10-K Insurance – Statutory Information - Statutory Accounting Practices (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Net income	$ 16,106	$ 2,914
Statutory capital and surplus	$ 191,463	$ 108,764